Income Taxes (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets:
Net operating losses carry forwards	$ 6,034,026	$ 3,686,219
Gross deferred tax assets	526,519	389,316
Less: valuation allowance	(526,519)	(389,316)
Net deferred tax assets